Cover	Nov. 09, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2026
Entity File Number	001-36790
Entity Registrant Name	Axe Compute Inc.
Entity Central Index Key	0001446159
Entity Tax Identification Number	33-1007393
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	801 Brickell Avenue, Suite 510
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	305
Local Phone Number	563-3850
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	AGPU
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false